RELATED PARTY TRANSACTIONS - Related Party Balances (Details) - Related Party ¥ in Thousands, $ in Thousands	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
RELATED PARTY TRANSACTIONS
Amounts receivable	¥ 1,057	$ 145	¥ 226
Goumei
RELATED PARTY TRANSACTIONS
Amounts payable	¥ 6,426	$ 880	4,530
Tianshu
RELATED PARTY TRANSACTIONS
Amounts payable			¥ 27,080